Property, plant and equipment, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation	$ 628,144	$ 576,953	$ 497,970
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,049,274	$ 613,296	$ 534,252